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                MERRILL LYNCH RETIREMENT RESERVES MONEY FUND OF
                     MERRILL LYNCH RETIREMENT SERIES TRUST


                                                  February 29, 1996



Securities and Exchange Commission
450 Fifth  Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

        Re:  Merrill Lynch Retirement Reserves Money Fund of
             Merrill Lynch Retirement Series Trust
             Post-Effective Amendment No. 16 to the Registration
             Statement on Form N-1A (Securities Act File No. 2-74584; Investment Company Act File No.811-3310)
             --------------------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust (the "Trust") hereby certifies that:

        (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 26, 1996.


                                        Very truly  yours,

                                        MERRILL LYNCH RETIREMENT RESERVES MONEY
                                        FUND OF MERRILL LYNCH RETIREMENT SERIES
                                        TRUST


                                        By:  /s/ Mark B. Goldfus
                                            -----------------------------------
                                            Authorized Officer